(Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Components of the numerator for the calculation of basic and diluted EPS
Net income/(loss) net of non-controlling interests - continuing operations - basic	$ (106,701)	$ 665,792
Net income/(loss) net of non-controlling interests - continuing operations - diluted	(106,701)	665,792
Net (loss)/income net of non-controlling interest - discontinued operations - basic	293	(90,578)
Net (loss)/income net of non-controlling interest - discontinued operations - diluted	$ 293	$ (90,578)
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)	107,337	108,125
Dilutive impact of share options and RSUs (in shares)	618	407
Weighted average number of common shares outstanding, diluted (in shares)	107,955	108,532
Basic EPS from continuing operations (in USD per share)	$ (0.99)	$ 6.16
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	(0.99)	6.13
Basic (loss)/earnings per share from discontinued operations (in USD per share)	0.00	(0.84)
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	$ 0.00	$ (0.84)